Equity (Details Narrative)	6 Months Ended
	Dec. 31, 2022 shares Integer	Dec. 31, 2021 shares Integer
IfrsStatementLineItems [Line Items]
Issue of performance rights | Integer
Options lapsed | Integer
Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Issue of performance rights	0	83,937,500
Options lapsed
Options And Warrants [Member]
IfrsStatementLineItems [Line Items]
Issue of performance rights
Options lapsed	479,500,000	22,000,000